TRADE RECEIVABLES, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
TRADE RECEIVABLES, NET

NOTE 3. TRADE RECEIVABLES, NET

Trade receivables, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Trade receivables	27,928,480	27,402,525
Less: allowance for credit loss	(6,077,000)	(6,760,000)
	21,851,480	20,642,525

The Group recorded provision for allowance for credit loss of trade receivables of HK$8,303,208 for the year ended September 30, 2023. The Group recorded a reversal of provision for allowance for credit loss of trade receivables of HK$3,218,000 for the year ended September 30, 2024. The Group recorded provision for allowance for credit loss of trade receivables of HK$683,000 for the year ended September 30, 2025.

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	8,347,208	6,077,000
Retrospective adjustment upon adoption of ASC 326	947,792	—
(Reversal of provision) Provision for the year	(3,218,000)	683,000
Balance at end of the year	6,077,000	6,760,000